      THESOURLISLAWFIRM

Virginia K. Sourlis, JD, MBA*                                                                                                 The Galleria
Philip Magri, JD+                                                                                                                        2 Bridge Avenue
Joseph M. Patricola, JD*                                                                                                        Red Bank, New Jersey 07701
Daniel Kobrinski, JD, LLM+#                                                                                                 (732) 530-9007   Fax (732) 530-9008
                                                      www.SourlisLaw.com
* Licensed in NJ                                                                                                Virginia@SourlisLaw.com
+ Licensed in NY
# Licensed in DC

January 10, 2008

VIA EDGAR CORRESPONDENCE
Division of Corporate Finance
U.S. Securities and Exchange Commission
Mail Stop 3561
Washington, D.C. 2-549
Attn: H. Christopher Owings
Assistant Director

RE:            A.G. Volney Center, Inc.
Amendment No. 1 to Form 10-SB
Filed on February 13, 2007
File No: 0-52269
Dear Mr. Owings:

Below please find our responses to the Staff’s comment letter, dated March 20, 2007 (the “Comment Letter”), to the above-captioned registration statement (the “Registration Statement”) filed by our client, A.G. Volney, Center, Inc., a Delaware corporation (the “Company”).  Per your request, our responses are keyed to the enumerated questions and comments (“Comments”) in the Comment Letter.

Please be advised that the Company has revised the Registration Statement pursuant to the Comment Letter and has filed Amendment No. 2 to the Registration Statement with the SEC today (“Amendment No. 2”).  A copy of Amendment No. 2, marked to show changes from originally filed Registration Statement, accompanies this response letter.

Please do not hesitate to contact me if you have any questions regarding this matter.

Very truly yours,

/s/ Virginia K. Sourlis, Esq.
Virginia K. Sourlis, Esq.

Facing Page

1.	We note your response to comment 2 in our letter of November 17, 2006. Please revise your facing page to indicate that “N/A” refers to Securities to be registered under section 12(b) of the Act.

Response: Per Comment #1, we have revised the facing page to indicate that “N/A” refers to securities to be registered under Section 12(b) of the Securities Exchange Act of 1934, as amended.

Item 1.                       Description of Business, page 3

2.
Revise this section as well as under “Milestones” to make clear that the inventory purchased and sales made to date have been minimal.  In addition, clearly state that expenses far exceed revenues and that you are in a net loss position.

Response: Per Comment #2, we have added the following disclosure under “Milestone” to make clear that the inventory purchased and sales made to date have been minimal.  In addition, we have clearly stated that the Company’s expenses far exceed revenues and that the Company is in a net loss position.

Distribution Methods, page 3

3.	Delete your reference to selling nationwide since that is not your focus for the foreseeable future or provide support for the statement.

Response: Per Comment #3, we have deleted the reference to selling nationwide since that is not the Company’s focus for the foreseeable future.

Milestones, page 4

4.
We note your response to comment 9 in our letter of November 17, 2006. Please refer to your second and fourth bullet points. Shouldn’t the date you purchased inventory be prior to the date you sold it? Please advise or revise.

Response: Per Comment #4, we have revised the second and fourth bullet points.

5.	It does not appear you have indicated the source of funds needed for each of your milestones. Please advise or revise.

Response: Per Comment #5, we have revised the disclosure to the second bullet point to read as follows:

Increase volume of inventory purchases and resales utilizing retained earnings from the past 12 to 24 months….

6.
Revise this section in general to delete references to a successful ongoing business or provide support for such statements. Fro example, delete your reference to “solidifying relationships with manufacturers” when you have purchased less than $600 in total.  You indicate “…to solidify relationship with suppliers requires individual contacts occur and personal contacts take place,” but you also indicate you only intend to purchase over the internet.  How are you dedicating time to initiating contacts and developing relationships?  Revise here and throughout your document to clearly state your activities and intentions.

Response: Per Comment #6, we have revised here and throughout the document to clear state the Company’s activities and intentions.

7.	What is your basis for estimating a needed storage facility in December 2007?

Response: Per Comment #7 and upon further consideration, we have deleted the disclosure.

8.
What testing have you done for retail sales?  Please revise the reference to 50% of the product being sold to also include the dollar amount to put the references in context.  Also indicate the number of purchase and the manner in which the sales were made.

Response: Per Comment #8, we have revised the reference to 50% of the product being sold to also include the dollar amount to put the reference in context.  We have also indicated the number of purchases and the manner in which the sales were made.

9.	Revise your reference to “corporate officers” to make clear who is involved and indicate that Ms. Ford is part-time.

Response: Per Comment #9, we have revised the disclosure to make clear who is involved and to indicate that Ms. Ford is part-time.

10.	Please give an example of products “typically used as fund raiser or as products purchased by groups.”

Response: Per Comment #10, we have revised the disclosure to provide the following to include examples of products “typically used as fund raiser or as products purchased by groups.” These products would include candles and candles holders sold both separately and in variety packaged groups.

Item 2.  MD&A and Results of Operations, page 4

Liquidity and Capital Resources, page 5

11.	Please state the total number of shares you sold for $8,000.00

Response: Per Comment #11, we have revised to disclosure.

Item 5.                       Directors, Executive Officers, Promoters and Control Persons, page 9

12.	Please estimate “successful” in the last sentence of Mr. Connelly’s biography.

Response: Per Comment #12, we have eliminated “successful” in the last sentence of Mr. Connelly’s biography.

Item 6.                       Executive Compensation, page 9
13.
Please update the disclosure that appears here and elsewhere to reflect the implementation of the new disclosure requirements relating to executive and director compensation and related person disclosure. Refer to Items 6 and 7 of Part I of Form 10-SB and SEC Release Nos. 33-8732A; 34054302A located on our website at www.sec.gov.

Response: Per Comment #13, we have revised the disclosure to comply with Items 6 and 7 of Part I of Form 10-SB and the indicated SEC Release.

Note to Financial Statements

Stock Based Compensation, page F-11

14.
We note your response to prior comment 34. SFAS 12(R) is effective for small businesses as of the first interim or annual period following December 31, 2005. SEC Rule 33-8568 released April 15, 2005. Please explain your basis for adoption on June 1, 2006.

Response: We have corrected our notes to state that the adoption of SFAS 123 (R) is effective as of January 1, 2006.

15.
Your discussion on page F-11 regarding adoption of SFAS 123(R) appears to contradict the discussion on page F-13. On page F-11 you indicate you adopted the SFAS 123(R) on June 1, 2006, while page F-13 says you will adopt the standard in the fourth quarter 2006. Please explain and revise as necessary.

Response:  The disclosure of SFAS 123 (R) under recent accounting standards has been removed as it has been adopted by the company and the adoption date has been corrected to January 1, 2006.

16.
Please clarify for us the last sentence in the first paragraph of your disclosure… “no compensation expense is required to be recognized under provisions of SFAS No. 123(R) with respect to employees.  SFAS 123(R) requires recognition of compensation expense with respect to employees.

Response: The last sentence in the first paragraph has been corrected to state “In addition, no compensation expense is recognized under provisions of SFAS No. 123 (R) with respect to employees as no stock options where granted to employees.”